Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Current liabilities
Summary of deferred income

	December 31,	December 31,
	2021	2020

	2021	2020
	€ 1,000	€ 1,000

Eli Lilly up-front payment and premium on equity consideration	19,143	—
Yarrow up-front payment and premium on equity consideration	73
Foundation for Fighting Blindness grant	561	623
Horizon 2020 grant	25	77

Total deferred income	19,802	700
Current portion	(5,115)	(700)
	14,687	—